Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 29, 2013
Leases, Operating [Abstract]
Schedule of minimum rental payments under operating leases
The approximate minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 29, 2013 are:
(Dollars in Millions)

2014	2015	2016	2017	2018	After 2018	Total
$286	238	186	110	85	87	992